COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT	12 Months Ended
Dec. 31, 2025
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT

15.    COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT

15.1    Debt securities at fair value through profit or loss

	12/31/2025	12/31/2024
Government securities	222,903,760	319,348,310
Corporate securities	26,602,638	25,704,220
Securities issued by the Central Bank	103	1,357,718
	249,506,501	346,410,248

15. 2   Derivatives

	12/31/2025	12/31/2024
Debtor balances related to forward operations in foreign currency to be settled in pesos	9,910,637	5,914,665
Debtor balances related to forward operations in foreign currency	—	173,162
	9,910,637	6,087,827

Credit balances related to forward operations in foreign currency to be settled in pesos	—	2,281,117
	—	2,281,117

15.3  Other financial assets

	12/31/2025	12/31/2024
Participation Certificates in Financial Trusts	367,581	1,587,174
Investments in Asset Management and Other Services	5,498,807	5,039,415
Other investments	8,296,522	3,390,840
Receivable from spot sales pending settlement	12,899,276	11,962,221
Several debtors	32,838,619	16,470,374
Miscellaneous debtors for credit card operations	607,764	1,708,501
Allowances for loan losses	(2,975,440)	(2,491,954)
	57,533,129	37,666,571

15.4    Other debt securities

	12/31/2025	12/31/2024
Negotiable obligations	72,183,919	99,542,066
Debt securities from Financial trusts	23,485,091	23,269,431
Government securities	711,136,695	834,569,164
Securities issued by BCRA	1,443,732	0
Liquidity Tax Bills (LEFI)	—	118,641,674
Others	3,888,981	5,038,362
Allowances for loan losses	(7,230,590)	(11,706,423)
	804,907,828	1,069,354,274

15.5   Financial assets pledged as collateral

	12/31/2025	12/31/2024
Guarantee securities for repo operations	405,235,612	11,170,041
Special guarantees accounts in the Argentine Central Bank	77,367,345	71,397,982
Deposits in guarantee	198,560,115	148,105,315
	681,163,072	230,673,338

15.6   Other non-financial assets

	12/31/2025	12/31/2024
Other Miscellaneous assets	19,969,674	22,469,172
Loans to employees	4,203,931	4,643,058
Payments in advance	13,544,989	12,661,660
Other non-financial assets	2,782,181	1,058,628
Retirement Plan	146,852	1,011,801
Works of art and collector's pieces	718,614	722,168
Insurance Contract assets (Note 18)	2,456,210	3,964,525
Asset from insurance broker operations (Note 18)	207,018	224,325
	44,029,469	46,755,337

15.7  Deposits

	12/31/2025	12/31/2024
Non-financial sector	131,280,895	190,358,730
Financial sector	744,014	243,730
Current accounts	602,437,789	507,855,711
Special checking accounts	1,756,294,844	1,283,546,247
Savings accounts	1,011,081,613	936,408,041
Time deposits and investments accounts	1,407,375,180	959,243,184
Investment accounts	133,049,381	222,602,406
Others	51,942,615	45,863,264
Interest and Adjustments	24,680,148	28,527,618
	5,118,886,479	4,174,648,931

15.8   Liabilities at fair value through profit or loss

	12/31/2025	12/31/2024
Liabilities for transactions in local currency	693,909	—
	693,909	—

15.9    Other financial liabilities

	12/31/2025	12/31/2024
Amounts payable for spot transactions pending settlement	69,448,363	8,427,535
Collections and other operations on behalf of third parties	192,155,577	193,067,475
Unpaid fees	10,731	200
Financial guarantee contracts	198,334	193,373
Lease liability	12,296,088	8,068,276
Others	6,163,192	8,857,654
	280,272,285	218,614,513

15.10   Financing received from the Argentine Central Bank and other financial institutions

	12/31/2025	12/31/2024
Financing received from local financial institutions	104,171,482	20,540,967
Financing received from international institutions	376,622,260	31,154,891
	480,793,742	51,695,858

15.11   Provisions

	12/31/2025	12/31/2024
Eventual commitments	353,073	276,150
Unused Balances of Credit Cards	3,903,686	4,271,775
Provision for agreed revocable current account advances	1,022,473	390,005
Other contingencies	8,611,596	48,474,615
	13,890,828	53,412,545

15.12   Other non-financial liabilities

	12/31/2025	12/31/2024
Payroll and social securities	162,620,058	152,612,469
Sundry creditors	61,020,615	44,949,437
Revenue from contracts with customers	—	608,279
Tax payable	81,206,916	44,577,953
Social security payment orders pending settlement	4,205,131	8,163,334
Reinsurance contract liabilities	470,001	23,477
Liabilities from insurance broker operations	71,431	205,761
Obligations under a stock option plan	9,653,158	—
Other	988,039	1,753,728
	320,235,349	252,894,438

15.13   Interest Income

	12/31/2025	12/31/2024	12/31/2023
Interest on overdrafts	108,911,966	109,482,955	127,221,538
Interest on promissory notes	145,066,738	122,386,763	193,280,154
Interest on personal loans	297,636,833	154,073,612	190,367,868
Interest on corporate unsecured loans	181,774,226	199,442,193	275,371,868
Interest on credit card loans	100,237,249	64,934,866	120,330,556
Interest on mortgage loans	118,950,801	191,952,162	178,638,568
Interest on automobile and other secured loan	147,429,426	74,860,118	36,022,380
Interest on foreign trade loans	40,276,677	12,616,962	9,109,775
Interest on financial leases	48,669,939	36,070,280	51,186,807
Interest on public and private securities measured at amortized cost	539,333,668	647,667,529	1,626,818,997
Other	38,094,307	571,922,709	508,053,015
Total	1,766,381,830	2,185,410,149	3,316,401,526

15.14   Interest Expenses

	12/31/2025	12/31/2024	12/31/2023
Interest on current accounts deposits	309,784,773	512,059,715	1,073,754,083
Interest on time deposits	419,616,634	620,752,662	1,257,621,838
Interest on other financial liabilities	142,428,823	16,118,852	10,373,933
Interest from financing sector	2,593,067	2,824,358	7,942,839
Other	72,703,282	16,415,311	15,061,855
Total	947,126,579	1,168,170,898	2,364,754,548

15.15   Net income from financial instruments measure at fair value through profit or loss

	12/31/2025	12/31/2024	12/31/2023
Income from corporate and government securities	80,670,250	175,906,617	366,099,043
Income from securities issued by the Argentine Central Bank	1,026,554	—	—
Derivatives	(5,913,490)	9,661,717	29,455,313
Total	75,783,314	185,568,334	395,554,356

15.16   Service fee income

	12/31/2025	12/31/2024	12/31/2023
Commissions from deposits accounts	96,736,753	83,922,297	107,114,804
Commissions from credit and debit cards	54,206,298	55,654,295	58,995,336
Commissions from loans operations	837,966	589,796	1,056,751
Other Commissions	115,747,490	117,279,383	99,604,691
Total	267,528,507	257,445,771	266,771,582

15.17   Service fee expenses

	12/31/2025	12/31/2024	12/31/2023
Commissions paid	57,313,214	54,038,563	67,664,715
Export and foreign currency operations	1,688,961	1,975,535	1,591,369
Total	59,002,175	56,014,098	69,256,084

15.18   Income from insurance activities

	12/31/2025	12/31/2024	12/31/2023
Insurance revenue	52,198,864	53,656,427	53,187,288
Insurance service expenses	(26,675,413)	(26,281,261)	(16,452,581)
Net expenses from reinsurance contracts held	802,684	(190,516)	(319,692)
Broker activity operations	10,158,176	5,695,618	4,925,697
Total	36,484,311	32,880,268	41,340,712

15.19   Other operating income

	12/31/2025	12/31/2024	12/31/2023
Reversal of allowance for loan losses and assets written down	8,428,118	6,061,546	15,763,074
Rental from safety boxes	9,250,999	5,570,523	5,875,256
Commissions from trust services	166,606	648,264	510,667
Adjustment of various credits	6,265,417	5,795,206	7,082,990
Sale of fixed assets	—	377,118	13,083
Punitive interest	8,434,944	4,084,730	6,642,843
Others	32,369,169	29,020,879	31,972,140
Total	64,915,253	51,558,266	67,860,053

15.20   Personnel expenses

	12/31/2025	12/31/2024	12/31/2023
Payroll and social securities	302,965,011	361,971,540	429,881,610
Others expenses	24,287,731	23,893,800	29,595,788
Total	327,252,742	385,865,340	459,477,398

15.21   Administrative expenses

	12/31/2025	12/31/2024	12/31/2023
Directors´ and statutory auditors’fees	6,482,231	6,628,803	9,429,920
Professional fees	54,527,948	62,248,074	71,633,534
Advertising and publicity	23,617,637	22,238,624	13,570,471
Taxes	51,544,990	52,847,464	58,462,219
Maintenance, security and services	53,549,912	60,066,187	56,299,747
Rent	154,270	148,087	190,213
Others	31,930,467	25,147,924	32,301,499
Total	221,807,455	229,325,163	241,887,603

15.22  Depreciation and impairment of non-financial assets

	12/31/2025	12/31/2024	12/31/2023
Depreciation of property, plant and equipment	10,857,312	12,601,634	13,257,891
Depreciation of other non-financial assets	7,874,222	8,200,228	8,117,928
Depreciation of intangible assets	42,833,000	35,160,600	40,072,873
Depreciation of right-of-use assets	11,840,611	12,779,533	18,564,734
Loss from sale or impairment of property, plant and equipment	7,139	431,766	11,458,607
Total	73,412,284	69,173,761	91,472,033

15.23  Other operating expenses

	12/31/2025	12/31/2024	12/31/2023
Promotions related with credit cards	24,638,887	27,371,236	13,609,167
Turnover tax	122,247,570	108,403,482	157,466,847
Fair value on initial recognition of loans	16,081,964	1,305,700	593,962
Contributions made to deposit insurance system	7,984,540	5,658,584	6,734,127
Loan and credit card balance adjustments	4,000,056	2,152,207	3,556,648
Interest on liabilities for financial leases	3,599,457	2,526,891	96,511
Coverage services	180,544	179,734	78,938
Miscellaneous loss provision	1,866,894	904,848	1,910,339
Others allowances	7,054,184	71,504,234	29,479,135
Impairment of investment property	668,493	13,403,341	20,087,747
Others	14,396,629	22,429,034	36,493,936
Total	202,719,218	255,839,291	270,107,357